UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Nov. 12, 2019	Oct. 31, 2019	Oct. 29, 2019
Ordinary Shares
Ordinary shares authorized					100,000
Class A ordinary shares
Ordinary Shares
Par value	$ 0.01	$ 0.01		$ 0.01
Ordinary shares authorized	70,000,000	70,000,000	70,000,000	700,000	71,369
Ordinary Shares issued	13,222,034	9,192,660
Ordinary shares outstanding	13,222,034	9,192,660
Class B ordinary shares
Ordinary Shares
Par value	$ 0.01	$ 0.01		$ 0.01
Ordinary shares authorized	30,000,000	30,000,000	30,000,000	300,000	28,631
Ordinary Shares issued	2,773,100	2,863,100
Ordinary shares outstanding	2,773,100	2,863,100